Borrowings - Summary of Lease Liability for Right-of-use Asset (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2019 PEN (S/)
Disclosure Of Lease liabilities [Line Items]
Current	S/ 18,246
Non-current	S/ 61,970
GMP S.A. [member]
Disclosure Of Lease liabilities [Line Items]
Date of maturity	2023
Current	S/ 10,584
Non-current	S/ 10,261
GMP S.A. [member] | Bottom of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	6.59%
GMP S.A. [member] | Top of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	7.80%
Grana y Montero S.A.A. [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	7.88%
Date of maturity	2027
Current	S/ 4,888
Non-current	S/ 50,362
GyM S.A. [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	7.65%
Date of maturity	2022
Current	S/ 1,592
Non-current	S/ 541
Concar S.A. [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	5.55%
Date of maturity	2024
Current	S/ 1,171
Non-current	S/ 806
Other minors [member]
Disclosure Of Lease liabilities [Line Items]
Date of maturity	2020
Current	S/ 11
Other minors [member] | Bottom of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	6.31%
Other minors [member] | Top of range [member]
Disclosure Of Lease liabilities [Line Items]
Interest rate	10.00%